Share buyback	6 Months Ended
Jun. 30, 2024
Share Buyback [Abstract]
Share buyback

7.Share buyback
On 8 February 2024, Unilever PLC announced a programme to buy back shares with an aggregate market value equivalent of up to €1.5 billion, to be completed during 2024. On 17 May 2024, Unilever announced the commencement of the first tranche of the buyback programme (the “First Tranche”) for an aggregate market value equivalent of up to €850 million. As at 30 June 2024, 7,315,036 shares had been purchased for €375 million, which will be held as Treasury stock until cancellation.